INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Aug. 31, 2025	Aug. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Amortization expenses for intangible assets	$ 1,909,276	$ 2,707,257	$ 2,970,078	$ 4,157,388
Asset impairment charges			$ 6,931,502	$ 20,580,040